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SCUDDER
PURE NO-LOAD(TM) FUNDS [LOGO]

A Collection Of
Prospectuses
For Five
Scudder Global
Growth Funds

This Outer Cover Not Part of Prospectus

This combined prospectus sets forth concisely the information a prospective investor should know before investing in the following open-end funds: Scudder Global Fund and Scudder Global Discovery Fund, each a series of Scudder Global Fund, Inc.; Scudder Greater Europe Growth Fund, Scudder International Fund and Scudder International Growth and Income Fund, each a series of Scudder International Fund, Inc. Please retain it for future reference.


If you require more detailed information, Statements of Additional Information dated March 1, 1998 for Scudder Global Discovery Fund and Scudder Greater Europe Growth Fund; November 1, 1997 for Scudder Global Fund; August 1, 1997 for Scudder International Fund; and June 5, 1997 for Scudder International Growth and Income Fund, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statements, which are incorporated by reference into this prospectus, have been filed with the Securities and Exchange Commission and are available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 14.

---------------------------------
NOT FDIC-   MAY LOSE VALUE
INSURED     NO BANK GUARANTEE
---------------------------------

SCUDDER [LOGO]

Scudder Global Fund
-------------------------------------


November 1, 1997
as Supplemented
December 31, 1997


Scudder Global Discovery
Fund
-------------------------------------


March 1, 1998


Scudder Greater Europe
Growth Fund
-------------------------------------


March 1, 1998


Scudder International Fund
-------------------------------------


August 1, 1997
as Supplemented
December 31, 1997


Scudder International Growth
and Income Fund
-------------------------------------


June 5, 1997
as Supplemented
December 31, 1997


Five pure no-load(TM) (no sales charges) mutual funds offering a broad range of worldwide equity opportunities.

----------------------------------------
 Expense information
----------------------------------------

Scudder Global Fund
--------------------------------------------------------------------------------


How to compare a Scudder Family of Funds pure no-load(TM) fund


This information is designed to help you understand the various costs and expenses of investing in Scudder Global Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)           NONE
      Commissions to reinvest dividends                           NONE
      Redemption fees                                             NONE*
      Fees to exchange shares                                     NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1997.

      Investment management fee                                    0.95%
      12b-1 fees                                                   NONE
      Other expenses                                               0.42%
                                                                   -----
      Total Fund operating expenses                                1.37%
                                                                   =====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

        1 Year               3 Years            5 Years            10 Years
        ------               -------            -------            --------
         $14                   $43                $75                $165

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."
--------------------------------------------------------------------------------


--
2

----------------------------------------
 Expense information
----------------------------------------

Scudder Global Discovery Fund
--------------------------------------------------------------------------------


How to compare a Scudder Family of Funds pure no-load(TM) fund


This information is designed to help you understand the various costs and expenses of investing in Scudder Global Discovery Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)           NONE
      Commissions to reinvest dividends                           NONE
      Redemption fees                                             NONE*
      Fees to exchange shares                                     NONE


2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1997.


      Investment management fee                                   1.10%
      12b-1 fees                                                  NONE
      Other expenses                                              0.53%
                                                                  -----
      Total Fund operating expenses                               1.63%
                                                                  =====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

        1 Year               3 Years            5 Years            10 Years
        ------               -------            -------            --------
         $17                   $51                $89                $193

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information --Redeeming shares."


--------------------------------------------------------------------------------


                                                                              --

----------------------------------------
 Expense information
----------------------------------------
 Growth Fund
--------------------------------------------------------------------------------


How to compare a Scudder Family of Funds pure no-load(TM) fund


This information is designed to help you understand the various costs and expenses of investing in Scudder Greater Europe Growth Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)           NONE
      Commissions to reinvest dividends                           NONE
      Redemption fees                                             NONE*
      Fees to exchange shares                                     NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1997.


      Investment management fee                                   1.00%
      12b-1 fees                                                  NONE
      Other expenses                                              0.72%
                                                                  -----
      Total Fund operating expenses                               1.72% **
                                                                  =====


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


        1 Year               3 Years            5 Years            10 Years
        ------               -------            -------            --------
         $17                   $54                $93                $203


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until February 28, 1997, the Adviser waived a portion of its investment management fee to the extent necessary so that the total annualized expenses of the Fund did not exceed 1.50% of average daily net assets. Expenses shown above are restated to reflect what the Fund would have paid during the fiscal year ended October 31, 1997, absent such waiver. Actual expenses for the fiscal year ended October 31, 1997 were: investment management fees 0.94%, other expenses 0.72% and total Fund operating expenses 1.66%.

--------------------------------------------------------------------------------


--
4

----------------------------------------
 Expense information
----------------------------------------

Scudder International Fund
--------------------------------------------------------------------------------


How to compare a Scudder Family of Funds pure no-load(TM) fund


This information is designed to help you understand the various costs and expenses of investing in Scudder International Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)           NONE
      Commissions to reinvest dividends                           NONE
      Redemption fees                                             NONE*
      Fees to exchange shares                                     NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended March 31, 1997.

      Investment management fee                                   0.82%
      12b-1 fees                                                  NONE
      Other expenses                                              0.33%
                                                                  -----
      Total Fund operating expenses                               1.15%
                                                                  =====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

        1 Year               3 Years            5 Years            10 Years
        ------               -------            -------            --------
         $12                   $37                $63                $140

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information --Redeeming shares."
--------------------------------------------------------------------------------


                                                                              --

----------------------------------------
 Expense information
----------------------------------------

Scudder International Growth and Income Fund
--------------------------------------------------------------------------------


How to compare a Scudder Family of Funds pure no-load(TM) fund


This information is designed to help you understand the various costs and expenses of investing in Scudder International Growth and Income Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)           NONE
      Commissions to reinvest dividends                           NONE
      Redemption fees                                             NONE*
      Fees to exchange shares                                     NONE

2) Annual Fund operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the year.

      Investment management fee (after waiver)                    0.00%**
      12b-1 fees                                                  NONE
      Other expenses (after waiver)                               1.75%**
                                                                  -----
      Total Fund operating expenses (after waiver)                1.75%**
                                                                  =====

Example

Based on the estimated level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

                             1 Year             3 Years
                             ------             -------
                               $18                $55

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information --Redeeming shares."

** Until June 30, 1998, the Adviser and certain of its subsidiaries have agreed to waive all or portions of their fees payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.75% of average daily net assets. If the Adviser and its subsidiaries had not agreed to waive all or portions of their fees, it is estimated that annualized Fund expenses would be: investment management fee 1.00%, other expenses 2.14% and total operating expenses 3.14% for the initial fiscal year.
--------------------------------------------------------------------------------


--
6

----------------------------------------
 Financial highlights
----------------------------------------

Scudder Global Fund
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                       Years Ended June 30,
                                       1997(a)  1996     1995    1994(a)   1993     1992     1991       1990     1989     1988
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning           -----------------------------------------------------------------------------------------------
  of period ......................     $28.73  $25.64   $23.93   $21.63   $19.56   $18.06   $20.36     $17.64   $14.47   $15.42
                                     -----------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income ............        .17     .24      .25      .23      .15      .19      .40        .19      .19      .18
Net realized and unrealized gain
  (loss) on investments ..........       6.58    3.94     1.91     2.57     2.42     2.28    (1.50)      3.28     3.20     (.82)
Total from investment                -----------------------------------------------------------------------------------------------
  operations .....................       6.75    4.18     2.16     2.80     2.57     2.47    (1.10)      3.47     3.39     (.64)
                                     -----------------------------------------------------------------------------------------------
Less distributions from:
Net investment income ............       (.28)   (.25)    (.11)    (.24)    (.16)    (.31)    (.37)      (.20)    (.14)    (.06)
Net realized gains from
  investment transactions ........      (1.53)   (.84)    (.34)    (.26)    (.34)    (.66)    (.83)      (.55)    (.08)    (.25)
                                     -----------------------------------------------------------------------------------------------
Total distributions ..............      (1.81)  (1.09)    (.45)    (.50)    (.50)    (.97)   (1.20)      (.75)    (.22)    (.31)
                                     -----------------------------------------------------------------------------------------------

                                     -----------------------------------------------------------------------------------------------
Net asset value, end of period ...     $33.67  $28.73   $25.64   $23.93   $21.63   $19.56   $18.06     $20.36   $17.64   $14.47
                                     -----------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return (%) .................      24.91   16.65     9.11    12.99    13.45    14.09    (5.20)     20.00    23.90    (4.45)
Ratios and Supplemental Data
Net assets, end of period ($
  millions) ......................      1,604   1,368    1,168    1,096      577      371      268        257       91       81
Ratio of operating expenses to
  average daily net assets (%) ...       1.37    1.34     1.38     1.45     1.48     1.59     1.70       1.81     1.98     1.71(c)
Ratio of net investment income to
  average daily net assets (%) ...        .59     .84     1.03      .97      .90     1.09     2.21       1.77     1.22     1.23
Portfolio turnover rate (%) ......       40.5    29.1     44.4     59.7     64.9     44.6     85.0(d)    38.3     30.7     53.8
Average commission rate paid (b) .     $.0007  $.0272       --       --       --       --       --         --       --       --

(a) Per share amounts have been calculated using weighted average shares outstanding.

(b) Average commission rate paid per share of common and preferred stocks is calculated for fiscal periods ending on or after June 30, 1996.

(c) The Adviser absorbed a portion of the Fund's expenses exclusive of management fees; the ratio of operating expenses before expense reductions, to average daily net assets was 1.91%.

(d) The portfolio turnover rate on equity securities and debt securities was 62.7% and 174.4%, respectively, based on average monthly equity holdings and average monthly debt holdings.

--------------------------------------------------------------------------------


                                                                              --

----------------------------------------
 Financial highlights
----------------------------------------

Scudder Global Discovery Fund
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


The Fund changed its name from Scudder Global Small Company Fund on March 6, 1996. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                                    For the Period
                                                                                                                  September 10, 1991
                                                                                                                     (commencement
                                                                                                                     of operations)
                                                                         Years Ended October 31,                     to October 31,
                                                  1997 (a)    1996 (a)     1995        1994        1993        1992       1991
------------------------------------------------------------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------------
Net asset value, beginning of period ...........   $20.45     $17.54      $16.27      $16.14      $12.05      $11.92     $12.00
                                                ------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) ...................     (.12)      (.04)       (.03)       (.02)        .04         .07        .01
Net realized and unrealized gain (loss) on
   investment transactions .....................     2.30       3.59        1.38         .48        4.24         .08       (.09)
                                                ------------------------------------------------------------------------------------
Total from investment operations ...............     2.18       3.55        1.35         .46        4.28         .15       (.08)
                                                ------------------------------------------------------------------------------------
Less distributions:
From net investment income .....................     (.13)      (.20)         --          --        (.07)       (.02)        --
In excess of net investment income .............       --         --          --        (.18)         --          --         --
From net realized gains on investment
   transactions ................................     (.86)      (.44)       (.08)       (.15)       (.12)         --         --
                                                ------------------------------------------------------------------------------------
Total distributions ............................     (.99)      (.64)       (.08)       (.33)       (.19)       (.02)        --
                                                ------------------------------------------------------------------------------------

                                                ------------------------------------------------------------------------------------
Net asset value, end of period .................   $21.64     $20.45      $17.54      $16.27      $16.14      $12.05     $11.92
                                                ------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return (%) ...............................    11.14      20.97        8.32        2.80       36.04        1.26       (.67)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .........      349        351         255         256         198          55          9
Ratio of operating expenses, net to average
   daily net assets (%) ........................     1.63       1.60        1.69        1.70        1.50        1.50       1.50*
Ratio of operating expenses before expense
    reductions, to average daily net
    assets (%) .................................     1.63       1.60        1.69        1.76        2.01        2.53      15.34*
Ratio of net investment income (loss) to
   average daily net assets (%) ................     (.58)      (.20)       (.12)       (.28)        .53         .78       2.47*
Portfolio turnover rate (%) ....................     60.5       63.0        43.7        45.8        54.6        23.4         --
Average commission rate paid (b) ...............   $.0019     $.0026      $   --      $   --      $   --      $   --     $   --
------------------------------------------------------------------------------------------------------------------------------------

(a)   Based on monthly average shares outstanding during the period.

(b) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after October 31, 1996.

*     Annualized

**    Not annualized


--------------------------------------------------------------------------------


--
8

----------------------------------------
 Financial highlights
----------------------------------------

Scudder Greater Europe Growth Fund
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                                                                         For the Period
                                                                                                        October 10, 1994
                                                                                                          (commencement
                                                                                                        of operations) to
                                                                           Years Ended October 31,         October 31,
                                                                   1997 (a)      1996 (a)       1995          1994
------------------------------------------------------------------------------------------------------------------------------------
                                                               ---------------------------------------------------------------------
Net asset value, beginning of period ........................       $17.20        $13.99        $12.18        $12.00
                                                               ---------------------------------------------------------------------
Income from investment operations:
Net investment income .......................................          .03           .13           .13           .01
Net realized and unrealized gain on investment
   transactions .............................................         4.14          3.33          1.70           .17
                                                               ---------------------------------------------------------------------
Total from investment operations ............................         4.17          3.46          1.83           .18
                                                               ---------------------------------------------------------------------
Less distributions from:
Net investment income .......................................         (.06)         (.11)         (.02)           --
Net realized gains on investment transactions ...............         (.14)         (.14)           --            --
                                                               ---------------------------------------------------------------------
Total distributions .........................................         (.20)         (.25)         (.02)           --
                                                               ---------------------------------------------------------------------

                                                               ---------------------------------------------------------------------
Net asset value, end of period ..............................       $21.17        $17.20        $13.99        $12.18
                                                               ---------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (b) ........................................        24.47         25.11         15.06          1.50**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ......................          196           120            41             8
Ratio of operating expenses, net to average daily net
   assets (%) ...............................................         1.66          1.50          1.50          1.50*
Ratio of operating expenses before expense reductions,
   to average daily net assets (%) ..........................         1.72          1.97          2.74         11.46*
Ratio of net investment income to average daily net
   assets (%) ...............................................          .16           .82          1.25          2.40*
Portfolio turnover rate (%) .................................         88.8          39.0          27.9            --

Average commission rate paid (c) ............................       $.0562        $.0509            --            --

(a)   Based on monthly average shares outstanding during the period.

(b)   Total returns would have been lower had certain expenses not been reduced.

(c) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years ending on or after October 31, 1996.

*     Annualized

**    Not annualized


--------------------------------------------------------------------------------


                                                                              --

----------------------------------------
 Financial highlights
----------------------------------------

Scudder International Fund
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period (a) and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                            Years Ended March 31,
                                           1997     1996     1995     1994     1993     1992     1991    1990      1989     1988
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of           --------------------------------------------------------------------------------------------
   period ............................    $45.71   $39.72   $42.96   $35.69   $34.36   $34.69   $37.00   $34.79   $33.43   $44.05
                                        --------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income ................       .30      .38      .21      .31      .38      .44      .80      .49      .40      .45
Net realized and unrealized gain
   (loss) on investment transactions..      4.53     7.19    (1.03)    7.74     2.64     (.37)    (.39)    5.30     4.15     (.86)
Total from investment                   --------------------------------------------------------------------------------------------
   operations ........................      4.83     7.57     (.82)    8.05     3.02      .07      .41     5.79     4.55     (.41)
                                        --------------------------------------------------------------------------------------------
Less distributions:
From net investment income ...........     (1.28)    (.40)      --     (.63)    (.83)      --     (.74)    (.43)    (.13)    (.82)
In excess of net investment income....        --       --       --     (.06)      --       --       --       --       --       --
From net realized gains on
   investment transactions ...........     (1.19)   (1.18)   (2.42)    (.09)    (.86)    (.40)   (1.98)   (3.15)   (3.06)   (9.39)
                                        --------------------------------------------------------------------------------------------
Total distributions ..................     (2.47)   (1.58)   (2.42)    (.78)   (1.69)    (.40)   (2.72)   (3.58)   (3.19)  (10.21)
                                        --------------------------------------------------------------------------------------------
Net asset value, end of                 --------------------------------------------------------------------------------------------
   period ............................    $48.07   $45.71   $39.72   $42.96   $35.69   $34.36   $34.69   $37.00   $34.79   $33.43
                                        --------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return (%) .....................     10.74    19.25    (2.02)   22.69     9.12      .18     1.46    17.08    14.34     (.47)
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ......................     2,583    2,515    2,192    2,198    1,180      933      929      783      550      559
Ratio of operating expenses to
   average net assets (%) ............      1.15     1.14     1.19     1.21     1.26     1.30     1.24     1.18     1.22     1.21
Ratio of net investment income to
   average net assets (%) ............       .64      .86      .48      .75     1.13     1.25     2.22     1.33     1.20     1.16
Portfolio turnover rate (%) ..........      35.8     45.2     46.3     39.9     29.2     50.4     70.1     49.4     48.3     54.8
Average commission rate paid (b) .....    $.0002       --       --       --       --       --       --       --       --       --

(a)   Based on monthly average shares outstanding during the period.

(b) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years ending on or after March 31, 1997.

--------------------------------------------------------------------------------


--
10

----------------------------------------
 Financial highlights
----------------------------------------

Scudder International Growth and Income Fund
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period (a) and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated August 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                   For the Period
                                                                                                    June 30, 1997
                                                                                                    (commencement
                                                                                                  of operations) to
                                                                                                   August 31, 1997
                                                                                                     (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                                ---------------------
Net asset value, beginning of period ......................................................            $12.00
Income from investment operations:                                                              ---------------------
Net investment income .....................................................................               .02
Net realized and unrealized gain (loss) on investments ....................................              (.38)
                                                                                                ---------------------
Total from investment operations ..........................................................              (.36)
                                                                                                ---------------------

                                                                                                ---------------------
Net asset value, end of period ............................................................            $11.64
                                                                                                ---------------------
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (c) ......................................................................             (3.00)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ....................................................                41
Ratio of operating expenses, net to average daily net assets (%) ..........................              1.75*
Ratio of operating expenses before expense reductions, to average daily net assets (%) ....              4.02*
Ratio of net investment income to average daily net assets (%) ............................              1.33*
Portfolio turnover rate (%) ...............................................................              42.4*
Average commission rate paid (b) ..........................................................           $0.0256

(a)   Based on monthly average shares outstanding during the period.

(b)   Average commission rate paid per share of common and preferred stocks.

(c)   Total return would have been lower had certain expenses not been reduced.

*     Annualized

**    Not annualized

--------------------------------------------------------------------------------



                                                                              --

----------------------------------------
A message from the President
----------------------------------------

[PHOTO]

Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani


----------------------------------------
 The Funds
----------------------------------------

Five pure no-load(TM) (no sales charges) mutual funds offering a broad range of worldwide equity opportunities:

o  Scudder Global Fund
o  Scudder Global Discovery Fund
o  Scudder Greater Europe Growth Fund
o  Scudder International Fund
o  Scudder International Growth and Income Fund

----------------------------------------
 Contents
----------------------------------------

Introduction ..............................................................   16
Scudder Global Fund .......................................................   16
Scudder Global Discovery Fund .............................................   18
Scudder Greater Europe Growth Fund ........................................   20
Scudder International Fund ................................................   22
Scudder International Growth and
  Income Fund .............................................................   24
Special risk considerations ...............................................   26
Additional information about policies
  and investments .........................................................   27
Distribution and performance
  information .............................................................   32
Fund organization .........................................................   34
Transaction information ...................................................   36
Shareholder benefits ......................................................   41
Purchases .................................................................   45
Exchanges and redemptions .................................................   46
Investment products and services
How to contact Scudder


--
12

----------------------------------------
 Introduction
----------------------------------------


Scudder Global Fund, Scudder Global Discovery Fund, Scudder Greater Europe Growth Fund, Scudder International Fund and Scudder International Growth and Income Fund (each a "Fund," collectively, the "Funds"), are mutual funds advised by Scudder Kemper Investments, Inc. (the "Adviser"). The five Funds' prospectuses are presented together so you can understand their important differences and decide which Fund or combination of Funds is most suitable for your investment needs.



Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that each Fund's objective will be met.

----------------------------------------
 Scudder Global Fund
----------------------------------------

Investment objective and policies

Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

Investments

The Fund invests in companies that the Adviser believes will benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency or economic relationships. It is expected that investments will be spread broadly around the world. The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. The Fund may be invested 100% in non-U.S. issues, and for temporary defensive purposes may be invested 100% in U.S. issues, although under normal circumstances it is expected that both foreign and U.S. investments will be represented in the Fund's portfolio. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization.

The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, and convertible and nonconvertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be predominantly investment-grade securities, that is, those rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or those of equivalent quality as determined by the Adviser. The Fund may not invest more than 5% of its total assets in debt securities rated Baa or below by Moody's, or BBB or below by S&P or deemed by the Adviser to be of comparable quality (commonly referred to as "high yield" or "junk" bonds) (see "Additional information about policies and investments--Risk factors").

The Fund may invest in zero coupon securities which pay no cash income and are issued at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue


                                                                              --
price and their value at maturity. Fixed-income securities and cash equivalents (including foreign money market instruments, such as bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements) may be held for temporary investment purposes and for liquidity. In addition, for temporary defensive purposes, the Fund may vary from its investment policies during periods when the Adviser determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. During such periods, the Fund may hold without limit cash and cash equivalents. It is impossible to accurately predict for how long such alternative strategies may be utilized. The Fund may invest in closed-end investment companies holding foreign securities and may make loans of portfolio securities. In addition, the Fund may engage in strategic transactions.

Why invest in the Fund?

The management of the Fund believes that there is substantial opportunity for long-term capital growth from a professionally managed portfolio of securities selected from the U.S. and foreign equity markets. This global investment framework seeks to take advantage of the investment opportunities created by the global economy. The world has become highly integrated in economic, industrial and financial terms. Companies increasingly operate globally as they purchase raw materials, produce and sell their products and raise capital. As a result, international trends such as movements in currency and trading relationships are becoming more important to many industries than purely domestic influences. To understand a company's business, it is frequently more important to understand how it is linked to the world economy than whether or not it is, for example, a U.S., French or Swiss company. Just as a company takes a global perspective in deciding where to operate, so too may an investor benefit from looking globally in deciding which industries are growing, which producers are efficient and which companies' shares are undervalued. The Fund affords the investor access to opportunities wherever they arise, without being constrained by the location of a company's headquarters or the trading market for its shares.

The Fund is designed for investors seeking worldwide equity opportunities in developed, newly industrialized and developing countries (some of these developing countries are located in Latin America and Africa). Like consumers who seek to buy a good product wherever it is made, the Fund seeks to find investment opportunities regardless of location. Because the Fund's portfolio invests globally, it provides the potential to augment returns available from the U.S. stock market. In addition, since U.S. and foreign markets do not always move in step with each other, a global portfolio will be more diversified than one invested solely in U.S. securities.

Investing directly in foreign securities is usually impractical for most investors because it presents complications and extra costs. Investors often find it difficult to arrange purchases and sales, to obtain current information, to hold securities in safekeeping and to convert the value of their investments from foreign currencies into dollars. The Fund manages these problems for the investor. With a single investment, the investor has a diversified worldwide investment portfolio which is managed actively by experienced professionals. The Adviser has had many years of experience investing in foreign markets and dealing with trading, custody and currency transactions around the world. The Adviser has the benefit of information it receives from worldwide sources and believes the Fund affords investors an efficient and cost-effective method of investing worldwide.


--
14

----------------------------------------
 Scudder Global Discovery Fund
----------------------------------------

Investment objective and policies

Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Fund is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.

Investments in small companies

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

The Adviser invests the Fund's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies which may receive greater market recognition over time. The Adviser believes that these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Fund from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and quality of management; a company's product line, business strategy and competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.


Under normal circumstances the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States.




The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies represented in the Fund's portfolio typically will have individual equity market capitalizations of between approximately $50 million and $2 billion, although the Fund will be free to invest in smaller capitalization issues. Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.


The equity securities in which the Fund may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the


                                                                              --

U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Fund may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Fund may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Fund may also invest in closed-end investment companies holding foreign securities, enter into repurchase agreements, purchase securities on a when-issued or forward delivery basis, and engage in strategic transactions, including derivatives. For temporary defensive purposes, the Fund may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents. It is impossible to predict for how long such alternative strategies will be utilized. More information about investment techniques is provided under "Additional information about policies and investments."


Why invest in the Fund?

Scudder Global Discovery Fund offers convenient, low-cost access to a diversified, global portfolio of equity securities issued by smaller companies. The Fund's experienced, professional management can help investors take advantage of a rapidly changing world economy.

Unlike small company funds which limit themselves to U.S. investments, the Fund seeks investment opportunities wherever they arise.

The Fund enjoys the flexibility to invest in all established markets, as well as in newly opened or newly industrialized economies around the world. Because the Fund operates globally, it may, under certain market conditions, augment the returns available from a comparable investment in the U.S. market alone.

The Fund focuses specifically on small companies believed to have favorable long-term growth prospects. Small companies can be attractive because they are frequently sources of new technologies and services, often compete with larger companies on the basis of lower labor costs and often grow faster than larger firms. Their smaller size often allows them to respond rapidly to changing business conditions. Also, small companies may not be closely followed by securities analysts, so they may reward the investor with the patience and knowledge to carefully seek them out and understand them. This can mean significant long-term opportunity as these companies achieve greater recognition over time.

While the Fund is broadly diversified, it is not a complete investment program. However, adding shares of the Fund to a portfolio can increase diversification, which should moderate overall portfolio risk.


The Fund is designed for investors who can accept the greater risks of global, small company investing for the potentially greater rewards. Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult to arrange purchases and sales, obtain current information about companies abroad, securities in safekeeping, and convert their profits from foreign currencies to U.S. dollars. The Fund makes it easy for investors to take advantage of small company opportunities on a global basis and benefit from the Adviser's experience researching and managing investments both in the U.S. and abroad.


----------------------------------------
 Scudder Greater Europe Growth Fund
----------------------------------------

Investment objective and policies


Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

Greater Europe includes both the industrialized nations of Western Europe and the less wealthy


--
16

----------------------------------------

or developed countries in Southern and Eastern Europe. Within this diverse area, the Fund seeks to benefit from accelerating economic growth transformation and deregulation taking hold. These developments involve, among other things, increased privatizations and corporate restructurings, the reopening of equity markets and economies in Eastern Europe, further broadening of the European Community, and the implementation of economic policies to promote non-inflationary growth. The Fund invests in companies it believes are well placed to benefit from these and other structural and cyclical changes now underway in this region of the world.


Investments

The Fund will invest, under normal market conditions, at least 80% of its assets in the equity securities of European companies. The Fund defines a European company as follows:

o A company organized under the laws of a European country or for which the principal securities trading market is in Europe; or

o A company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.

The Fund expects the majority of its equity assets to be in the more established and liquid markets of Western and Southern Europe. These more established Western and Southern European countries include: Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom. To enhance return potential, however, the Fund may pursue investment opportunities in the less wealthy nations of Southern Europe, currently Greece, Portugal and Turkey, and the former communist countries of Eastern Europe, including countries once part of the Soviet Union. The Fund may invest in other countries of Europe when their markets become sufficiently developed, in the opinion of the Fund's Adviser.


The Fund intends to allocate its investments among at least three countries at all times. The Fund's equity investments are common stock, preferred stock (convertible or non-convertible), depositary receipts (sponsored or unsponsored) and warrants. These may be illiquid securities. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter or have no organized market. In addition, the Fund may engage in strategic transactions, including derivatives.

The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Capital appreciation in debt securities may arise from a favorable change in relative interest rate levels or in the creditworthiness of issuers. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment-grade (commonly referred to as "junk bonds"); that is, rated below Baa by Moody's or below BBB by S&P. See "Additional information about policies and investments--Debt securities."

The Fund may invest in when-issued securities, illiquid and restricted securities and convertible securities and may enter into repurchase agreements and reverse repurchase agreements. The Fund may also invest in closed-end investment companies that invest primarily in Europe.

When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity. It is impossible to accurately



                                                                              --

----------------------------------------


predict for how long such alternative strategies may be utilized. More information about investment techniques is provided under "Additional information about policies and investments."



Investment strategy

The Adviser will conduct regional, country, industry and company analysis in search of investments likely to benefit from economic, political, industrial and other changes occurring across Europe. In investigating these four areas, the Adviser relies heavily on fundamental analysis supplemented by field research.

Regional and country analysis involves evaluating such factors as projected levels of economic growth, changes in interest rates and inflation, trade patterns, fluctuations in currencies and political developments within and among nations. Along with this macroeconomic analysis, the Adviser weighs the prospects for individual industries and companies. The focus will be on looking for companies with strong management teams, solid finances, leading products, franchises or technologies, and market strategies well positioned to benefit from growth and developments in the region.

Why invest in the Fund?

The goal of the Fund is to provide investors with long-term growth of capital by participating in investments, primarily in the form of equity securities, located throughout Greater Europe, which encompasses both the industrialized nations of Western Europe and the less wealthy or developed markets in Southern and Eastern Europe. Greater Europe is a region of more than 3.8 million square miles, 800 million consumers, and has a total wealth unsurpassed by any other continent. While this region is diverse in culture, politics and industrial development, it is taking steps to promote greater economic integration and cooperation.

In selecting investments for the Fund, the Adviser seeks out well-managed companies, both large multinationals and smaller local firms, standing to benefit from structural and cyclical changes now underway in Europe. Economic growth transformation and renewal are taking place in different areas and different ways including: a trend toward privatizations and corporate restructurings; deregulation and modernization of securities markets; reduction in trade barriers and currency restrictions; global expansion by major European companies of both exports and production; steps toward the broadening of the European Community; economic reform and modernization of the former communist countries of Eastern Europe; expected further growth of an already large middle class and a general increase in consumer confidence; and anticipated labor market restructurings. The Adviser believes that active management, based on disciplined fundamental research, will yield promising investment opportunities for long-term capital appreciation.

The Fund seeks to provide appreciation over time with average international equity fund risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. While the Fund entails stock market and other risks, movements in its share price may have a low correlation with movements in the U.S. markets, so adding shares of the Fund to an investor's portfolio may increase the investor's portfolio diversification, and thus may moderate overall portfolio risk.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. If the dollar falls in value relative to the German deutschemark, for example, the dollar value of a German stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the deutschemark, the dollar value of the German stock will fall.


--
18

Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult and expensive to arrange purchases and sales, obtain current market, industry or corporate information, hold securities for safekeeping and convert profits from foreign currencies to U.S. dollars. The Fund manages these tasks for the investor. The Adviser has had many years of experience in dealing in foreign markets and believes the Fund affords a convenient and cost-effective method of investing in the European markets. See "Risk factors."


----------------------------------------
 Scudder International Fund
----------------------------------------

Investment objective and policies

Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. These securities are selected primarily to permit the Fund to participate in non-United States companies and economies with prospects for growth. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

Investments

The Fund generally invests in equity securities of established companies, listed on foreign exchanges, which the Adviser believes have favorable characteristics.

When the Adviser believes that it is appropriate to do so in order to achieve the Fund's investment objective of long-term capital growth, the Fund may invest up to 20% of its total assets in debt securities. Such debt securities include debt securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (ECU). Portfolio debt investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged by the Adviser to be of equivalent quality. The Fund may also invest up to 5% of its total assets in debt securities which are rated below investment- grade (see "Additional information about policies and investments--Risk factors").

In addition, the Fund may enter into repurchase agreements, and invest in illiquid and restricted securities, and may engage in securities lending and strategic transactions, which may include derivatives.

When the Adviser determines that exceptional conditions exist abroad, the Fund may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S. It is impossible to accurately predict for how long such alternative strategies may be utilized.

Why invest in the Fund?

The Fund is designed for investors seeking investment opportunity and diversification through an actively managed portfolio of foreign securities.

One reason that some investors may wish to invest overseas is that certain foreign economies may grow more rapidly than the U.S. economy and may offer opportunities for achieving superior investment returns. Another reason is that foreign stock and bond markets do not always move in step with each other or with the U.S. markets. A portfolio invested in a number of markets worldwide will be better diversified than


                                                                              --
one which is subject to the movements of a single market.

Another benefit of the Fund is that it eliminates the complications and extra costs associated with direct investment in individual foreign securities.

Individuals investing directly in foreign stocks may find it difficult to make purchases and sales, to obtain current information, to hold securities in safekeeping, and to convert the value of their investments from foreign currencies into U.S. dollars. The Fund manages these tasks for the investor. With a single investment, the investor has a diversified international investment portfolio, which is actively managed by experienced professionals. The Adviser has had long experience in dealing in foreign markets and with brokers and custodian banks around the world. The Adviser also has the benefit of an established information network and believes the Fund affords a convenient and cost-effective method of investing internationally.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. If the dollar falls in value relative to the Japanese yen, for example, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

----------------------------------------
 Scudder International Growth
 and Income Fund
----------------------------------------

Investment objective and policies

Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities. The Fund invests generally in common stocks of established companies listed on foreign exchanges, which offer prospects for growth of earnings while paying relatively high current dividends. The Fund can also invest in other types of equity securities, including preferred stocks and securities convertible into common stock. The Fund can invest throughout the world, but will emphasize investments in developed economies other than the U.S.

In the opinion of the Adviser, foreign capital markets provide investors with opportunities to participate in the economic growth taking place outside the U.S., which should translate into positive stock market performance over the long term. In addition, the Adviser believes that international investing offers the benefits of diversification, which can lower the overall price volatility of an investor's portfolio.

While the Fund offers the potential for price appreciation and dividend income, it also involves various types of risk. The Fund is designed as a long term investment to be part of an overall diversified portfolio, not as a complete investment program. The Fund's net asset value (price) can fluctuate with changes in world stock market levels, political developments, movements in currencies, investment flows and other factors. (See "Additional information about policies and investments--Risk factors").

Investments

In pursuing its dual objective, at least 80% of the Fund's net assets will be invested in the equity securities of established non-U.S. companies. The Fund generally invests in equity securities of established companies listed on foreign securities exchanges, but also may invest in securities traded over-the-counter. The Fund's equity investments include common stock, convertible and non-convertible preferred stock, sponsored and unsponsored depository receipts, and warrants.

The Fund intends to diversify investments among several countries and normally to have invested in securities of at least three different countries other than the U.S. The Fund will invest primarily in securities of issuers in the 21 developed foreign countries included in the Morgan Stanley Capital International
(MSCI)


--
20

World ex-US Index, but may invest in "emerging markets." The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. It is expected that the Fund's investments will include companies of varying size as measured by assets, sales or market capitalization.

Under normal conditions, the Fund may also invest up to 20% of its net assets in debt securities convertible into common stock and fixed-income securities of governments, government agencies, supranational agencies and private issuers when the Adviser believes the potential for appreciation and income will equal or exceed that available from investments in equity securities. These securities will predominantly be "investment grade" securities, which are those rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A or BBB by S&P or if unrated, judged by the Adviser to be of equivalent quality. The Fund may also invest up to 5% of its total assets in debt securities which are rated below investment grade (see "Additional information about policies and investments-- Risk factors").

The Fund may also hold up to 20% of its net assets in U.S. and foreign fixed income securities for temporary defensive purposes when the Adviser believes market conditions so warrant. Similarly, the Fund may invest up to 20% of its net assets in cash or cash equivalents including domestic and foreign money market instruments, short-term government and corporate obligations and repurchase agreements under normal circumstances and without limit for temporary defensive purposes and to maintain liquidity. In addition, the Fund may engage in strategic transactions, which may include derivatives.

Investment process

The Adviser applies a disciplined, multi-part investment approach for selecting stocks for the Fund. The first stage of this process involves analyzing the pool of foreign dividend-paying securities, primarily from the world's more mature markets, and targeting stocks that have high relative yields compared to the average for their markets. In the Adviser's opinion, this group of higher-yielding stocks offers the potential for returns that is greater than or equal to the average market return, with price volatility that is lower than the overall market volatility. The Adviser believes that these potentially favorable risk and return characteristics exist because the higher dividends offered by these stocks act as a "cushion" when markets are volatile and because the stocks with higher yields tend to have more attractive valuations (e.g., lower price-to-earning ratios and lower price-to-book ratios).

The second stage of portfolio construction involves a fundamental analysis of each company's financial strength, profitability, projected earnings, competitive positioning, and ability of management. During this step, the Adviser's research team identifies what it believes are the most promising stocks for the Fund's portfolio.

The third stage of the investment process involves diversifying the portfolio among different industry sectors. The key element of this stage is evaluating how the stocks in different sectors react to economic factors such as interest rates, inflation, Gross Domestic Product, and consumer spending, and then attaining a proper balance of stocks in these sectors based on the Adviser's economic forecast.

The fourth and final stage of this ongoing process is diversifying the portfolio among different countries. The Adviser will seek to have broad country representation, favoring those countries


                                                                              --
that it believes have sound economic conditions and open markets. The Fund's strategy is to manage risk and create opportunity at each of its four stages in the investment process, starting with the focus on stocks with high relative yields.

Why invest in the Fund?

The Fund is designed as a convenient, low cost way for investors to participate in the opportunities for growth of capital and current income afforded by investing in dividend-paying stocks in foreign markets. Certain foreign economies may grow more rapidly than the U.S. economy and may offer opportunities to achieve superior investment returns. Also, foreign stock markets do not always move in step with each other or with the U.S. market. In the opinion of the Adviser, a portfolio invested in a number of markets worldwide will be better diversified than one which is subject to the movements of a single market.

The Fund's income-oriented strategy and its focus on well-established companies in developed markets may make it appropriate for investors seeking lower share price volatility than many other international funds.

Investors who prefer investments that pay dividends, which can act as a "cushion" in volatile markets, can get those benefits as well as gain international diversification with the Fund.

Individuals investing directly in foreign stocks may find it difficult to make purchases and sales, to obtain current information, to hold securities in safekeeping, and to convert the value of their investments from foreign currencies into U.S. dollars. The Fund manages these tasks for the investor. With a single investment, the Adviser believes that the investor has a diversified international management portfolio, which is managed actively by experienced professionals. The Adviser has had many years of experience investing in foreign markets and dealing with trading, custody, and currency transactions around the world.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. If the dollar falls in value relative to the Japanese yen, for example, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

----------------------------------------
 Special risk considerations
----------------------------------------

Global and international investing involves economic and political considerations not typically found in U.S. markets. These considerations, which may favorably or unfavorably affect a Fund's performance, include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, expropriation, political and social instability, and diplomatic developments.

Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Adviser seeks to mitigate the risks associated


--
22
with these considerations through diversification and active professional management.

There is typically less publicly available information concerning foreign and smaller companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.

Each Fund is designed for long-term investors who can accept international investment risk. Since the Funds normally will be invested in both U.S. and foreign securities markets, changes in a Fund's share price may have a low correlation with movements in the U.S. markets. A Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased. Because of the Funds' investment policies and the investment considerations discussed above, investment in shares of a Fund should not be considered a complete investment program. Please see "Additional information about policies and investments--Risk factors."

----------------------------------------
 Additional information about
 policies and investments
----------------------------------------

Investment restrictions


Each Fund has certain investment restrictions which are designed to reduce a Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of a Fund's Board of Directors.

As a matter of fundamental policy, each Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, each Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although each Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, each Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness, or through repurchase agreements. Each Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in each Fund's Statement of Additional Information.

Other Funds may invest to a limited extent in the investments described below. Please refer to each Fund's "Investment objective(s) and policies" section above for additional information.

Common stocks

Under normal circumstances, each Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to


                                                                              --
other classes of financial assets such as bonds or cash equivalents.

Convertible securities

Each of the Funds, with the exception of Scudder International Fund, may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which each Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities.

When-issued securities

Scudder Greater Europe Growth Fund may purchase equity and debt securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.


Illiquid securities


Each Fund may invest a portion of its assets in securities for which there is not an active trading market, or which have resale restrictions ("restricted securities"). These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that a Fund may not be able to dispose of them at an advantageous time or price. Some restricted securities purchased by a Fund, however, may be considered liquid despite resale restrictions, since they can be sold to other qualified institutional buyers under a rule of the Securities and Exchange Commission (Rule 144A). Upon approval from the Funds' Boards of Directors, the Adviser may determine which Rule 144A securities will be considered liquid.

Repurchase agreements

As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, a Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price. Scudder Greater Europe Growth Fund may also enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risk similar to that of debt securities. Please see "Risk factors--Repurchase Agreements" for more information.


Investment company securities

Securities of other investment companies may be acquired by Scudder Global Fund to the extent permitted under the 1940 Act. Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Special situation securities

From time to time, Scudder Global Discovery Fund may invest in equity or debt securities issued by companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company whose securities are expected to increase in value solely by reason of a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough and new management or management policies. The principal risk associated with investments in special situation companies is that the anticipated development thought to create the special situation may not occur and the investments therefore may not appreciate in value or may decline in value.


--
24

Strategic Transactions and derivatives

Each of the Funds may, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Funds' unrealized gains in the value of their portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in each Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in a Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.


Risk factors

Each Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that a Fund may use from time to time. A complete description of these and other risk factors can be found in each Fund's Statement of Additional Information. Other Funds may invest to a limited extent in the investments described below, please refer to each Fund's "Investment objective(s) and policies" section above for additional information.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible


--
25
securities generally entail less risk than the issuer's common stock.

Debt securities. Scudder Global Fund may invest no more than 5% of its total assets in debt securities rated BBB or Baa (investment-grade) or below, or in unrated securities. Scudder Global Discovery Fund may invest no more than 5% of its net assets in debt securities rated below investment-grade. Scudder Greater Europe Growth Fund may invest up to 20% of its total assets in debt securities which are unrated, rated or the equivalent of those rated below investment-grade. All three Funds may invest in securities which are rated as low as C by Moody's or D by S&P at the time of purchase.

Scudder International Fund may invest no more than 5% of its total assets in debt securities which are rated below investment-grade and may invest in securities which are rated D by S&P or, if unrated, are of equivalent quality.

Scudder International Growth and Income Fund may invest no more than 5% of its net assets in debt securities which are rated below investment-grade and may invest in securities which are rated D by S&P or, if unrated, are of equivalent quality.

Securities rated below Baa by Moody's and below BBB by S&P are commonly referred to as "junk bonds." Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Securities rated C by Moody's or D by S&P may be in default with respect to payment of principal and interest. In addition, the trading market for these securities is generally less liquid than for higher rated securities and a Fund may have difficulty disposing of these securities at the time it wishes to do so. The lower the quality of such debt securities, the greater their risks render them like equity securities. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Non-diversified investment company. Scudder Greater Europe Growth Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.

Illiquid and restricted securities. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. Disposing of illiquid or restricted securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, a Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before a Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the securities.


Foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets, and the likely impact of foreign taxes on the income and gains from securities. They may also entail certain other risks, such as the possibility of one or more of the following:


--
26

----------------------------------------

imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets. All of the risks discussed above regarding foreign securities may be of greater concern with respect to securities of issuers in emerging markets.

Currency movements. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Should the U.S. dollar appreciate against foreign currencies, then the value of a Fund's securities holdings would depreciate, all other things being equal. If the reverse is true, then a Fund's holdings would appreciate in value.

Borrowing. Although the principal of a Fund's borrowing will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Investing in small companies. There is typically less publicly available information concerning foreign and smaller companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for a Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which a Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.

Investing in Europe. To the extent that a Fund may invest in Europe, the Fund's performance is susceptible to political, social and economic factors affecting issuers in European countries. Such factors may include, but are not limited to: growth of GDP or GNP, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, as well as interest and monetary exchange rates among European countries.

Eastern European countries and certain Southern European countries are considered to be emerging markets. Securities traded in certain emerging European markets may be subject to additional risks due to political and economic reforms including efforts to decentralize the economic decision-making process and move toward a market-oriented economy. Additionally, the inexperience of financial intermediaries, lack of modern technology and the possibility of permanent or temporary termination of trading of securities may affect a Fund's performance. To the extent that a Fund purchases equity securities of smaller companies, such securities may


                                                                              --
experience greater volatility and have limited liquidity.

Former communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunity.

Although the governments of certain Eastern European countries currently are implementing or considering reforms directed at political and economic liberalization, there can be no assurance that these reforms will continue or achieve their goals.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell.

The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that a Fund may use and some of their risks are described more fully in each Fund's respective Statement of Additional Information.

----------------------------------------
 Distribution and performance
 information
----------------------------------------

Dividends and capital gains distributions

Scudder Global Fund and Scudder International Fund intend to distribute any dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December


--
28
to prevent application of a federal excise tax. An additional distribution may be made, if necessary.

Scudder Global Discovery Fund intends to distribute any dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in December. An additional distribution may be made if necessary.

Scudder Greater Europe Growth Fund intends to distribute dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made if required, at a later date.

Scudder International Growth and Income Fund intends to distribute dividends from its net investment income semiannually in June and December. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made, if necessary.

For all the Funds, any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of a Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individuals at a maximum 20% or 28% capital gains rate (depending on a Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from net investment income may qualify for the dividends-received deduction for corporations. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by a Fund to foreign countries.


Each Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Under normal investment conditions, it is anticipated that Scudder International Growth and Income Fund's portfolio turnover rate will not exceed 75% for the initial fiscal year. However, economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate. A higher rate involves greater brokerage expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Performance information

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in a Fund for a specified period. The "average annual total return" of a Fund is the average annual compound rate of return of an investment in a Fund assuming that the investment has been held for one year, five years and ten years as of a stated ending date. (If a Fund has not been in operation for at least ten years, the life of the Fund will be used where applicable.) "Cumulative total return" represents the cumulative change in value of an investment in a Fund for various periods. All types of total return calculations assume that all dividends and


                                                                              --
capital gains distributions during the period were reinvested in shares of a Fund.


Performance for any of the five Funds will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses.

----------------------------------------
 Fund organization
----------------------------------------

Scudder Global Fund and Scudder Global Discovery Fund are diversified series of Scudder Global Fund, Inc. (the "Global Corporation"), an open-end, management investment company registered under the 1940 Act. The Global Corporation was organized as a Maryland corporation in May 1986. Scudder Global Discovery Fund changed its name from Scudder Global Small Company Fund on March 6, 1996.

Scudder Greater Europe Growth Fund is a non-diversified series and Scudder International Fund and Scudder International Growth and Income Fund are diversified series of Scudder International Fund, Inc. (the "International Corporation"), an open-end, management investment company registered under the 1940 Act. The International Corporation is a Maryland corporation whose predecessor was organized in 1953.

The activities of the Funds are supervised by their respective Boards of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Funds are not required to and have no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

The prospectuses of each of the five Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement regarding another Fund. The Directors of each Corporation have considered this and approved the use of a combined prospectus.

Investment adviser


Each Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation, formerly known as Scudder, Stevens & Clark, Inc., to manage the daily investment and business affairs subject to the policies established by each Corporation's Board of Directors. The Directors have overall responsibility for the management of the Funds under Maryland law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.


Management fees are payable monthly, provided that each Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of a Fund and unpaid.

The Funds' management fees are higher than that charged to most other funds. However, management of the Funds involves analyzing companies, markets and economies throughout the world and the management fees are not necessarily higher than the fees charged to funds with similar investment objectives and policies.

For the fiscal year ended June 30, 1997, the Adviser received an investment management fee of 0.95% of the average daily net assets of Scudder Global Fund. The Adviser receives an investment management fee for these services


--
30
equal, on an annual basis, to 1.00% of the first $500 million of average daily net assets, 0.95% of such assets in excess of $500 million and 0.90% of such assets in excess of $1 billion.

From July 1, 1997 to September 11, 1997, the Adviser has agreed to waive 0.05% of that portion of its investment management fee payable by Scudder Global Fund based on the average daily net assets of the Fund in excess of $1.5 billion. It is expected that the Fund's Board of Directors will approve an Investment Management Agreement effective September 11, 1997 containing a similar reduction in the investment management fee.

Prior to September 6, 1995, the Adviser received on an annual basis, an investment management fee for its services equal to 1.00% of the first $500 million of average daily net assets and 0.95% of such assets in excess of $500 million.


For the fiscal year ended October 31, 1997 the Adviser received an investment management fee of 1.10% of Scudder Global Discovery Fund's average daily net assets on an annual basis.


Scudder Greater Europe Growth Fund pays the Adviser an annual fee of 1.00% of the Fund's as long-term capital gains average daily net assets.

Until February 28, 1997, the Adviser waived a portion of its management fee to the extent necessary so that the total annualized expenses of the Fund did not exceed 1.50% of average daily net assets. Accordingly, for the fiscal year ended October 31, 1997, the Adviser received an investment management fee of 0.94% of the Fund's daily net assets.

For the fiscal year ended March 31, 1997, the Adviser received an investment management fee of 0.82% of Scudder International Fund's average daily net assets.

As of September 5, 1996, the Fund pays the Adviser an annual fee of 0.90% of the first $500 million of average daily net assets, 0.85% of such assets in excess of $500 million, 0.80% of such assets in excess of $1 billion, 0.75% of such assets in excess of $2 billion, and 0.70% of such assets in excess of $3 billion.

Prior to September 5, 1996, the Fund paid the Adviser an annual fee of 0.90% of the first $500 million of average daily net assets, 0.85% of such assets in excess of $500 million, 0.80% of such assets in excess of $1 billion, and 0.75% of such assets in excess of $2 billion.

The management fees for Scudder Global Fund and Scudder International Fund are graduated so that increases in a Fund's net assets may result in a lower fee and decreases in a Fund's net assets may result in a higher fee.

Scudder International Growth and Income Fund pays the Adviser an annual fee of 1.00% of the Fund's average daily net assets. The Adviser has agreed to maintain the annualized expenses of the Fund at no more than 1.75% of the average daily net assets of the Fund until June 30, 1998.

Under the Investment Management Agreement with the Adviser, each Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of each Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Directors, officers and employees of each Corporation who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc. is located at
345 Park Avenue, New York, New York.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary


                                                                              --
of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

Brown Brothers Harriman & Co. is the custodian for each of the Funds.

----------------------------------------
 Transaction information
----------------------------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. Each Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by each Fund's respective Board of Directors. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the


--
32

"Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

Each Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Funds' transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts. In the event that you are unable to reach a Fund by telephone, you should write to a Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be


                                                                              --
transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share for each Fund as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Trading in securities on foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of a Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by each Corporation's Board of Directors.

Processing time

All purchase and redemption requests must be received in good order by the Funds' transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day. Those requests received after the close of regular trading on the Exchange will be executed the following business day.


--
34

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Funds and Scudder Investor Services, Inc. each reserve the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in a Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the application when you open an account. Federal tax law requires a Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Directors. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in a Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Funds' Statements of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor


                                                                              --
any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing each Fund's net asset value (a redemption-in-kind).

If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. Each Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

----------------------------------------
 Shareholder benefits
----------------------------------------

Experienced professional management


Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.


A team approach to investing


Each Fund is managed by a team of Scudder Kemper investment professionals who each play an important role in a Fund's management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Scudder Global Fund. Lead Portfolio Manager William E. Holzer has had day-to-day responsibility for Scudder Global Fund's worldwide strategy and investment themes since its inception in 1986. Mr. Holzer, who has over 20 years' experience in global investing, joined the Adviser in 1980. Diego Espinosa, Portfolio Manager, joined the team in 1997 and the Adviser in 1996. Mr. Espinosa is also responsible for development of the Fund's strategy and management of the portfolio on a daily basis. Mr. Espinosa has six years of investment industry experience. Nicholas Bratt, Portfolio Manager, directs the Adviser's overall global equity investment strategies. Mr. Bratt joined the Adviser in 1976 and the team in 1993.

Scudder Global Discovery Fund. Lead Portfolio Manager Gerald J. Moran has set the Scudder Global Discovery Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1991. Mr. Moran joined the Adviser's equity research and management area in 1968 as an analyst and has focused on small company stocks since 1982 and has been a portfolio manager since 1985. Elizabeth J. Allan, Portfolio Manager, who joined the team in 1994, concentrates on the Fund's Pacific Basin investments. Ms. Allan, who has been a portfolio manager with the Adviser since 1991, joined the firm in 1987 as a member of the portfolio management team of a Scudder closed-end mutual fund concentrating its investments in Asia. Joan R. Gregory, Portfolio Manager, joined the team in 1994 and focuses on stock selection, a role she has played since she joined the Adviser in 1992. Ms. Gregory has been involved with investment in global and international stocks as an assistant portfolio manager since 1989. Sewall Hodges, Portfolio Manager, joined the Adviser in 1995 and the team in 1996. Mr. Hodges, who has eleven years of experience in global analysis and portfolio management, focuses on the Fund's stock selection and research.

Scudder Greater Europe Growth Fund. Carol L. Franklin, Lead Portfolio Manager, sets Fund investment strategy and oversees its daily operation. Ms. Franklin joined the Adviser in



--
36

1981 and has ten years of European research and investment management experience. Nicholas Bratt, Portfolio Manager, helps set the Fund's general investment strategies. Mr. Bratt has over 20 years of experience in worldwide investing and has been with the Adviser since 1976. Joan R. Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined the Adviser in 1992. Ms. Gregory has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.

Scudder International Fund. Lead Portfolio Manager Irene Cheng joined the Adviser in 1993. Ms. Cheng, who has over 13 years of industry experience, focuses on portfolio management and equity strategy for the Adviser's international equity accounts. Nicholas Bratt, Portfolio Manager, directs the Adviser's overall global equity investment strategies. Mr. Bratt joined the Adviser and the team in 1976. Carol L. Franklin joined Scudder International Fund's portfolio management team in 1986. Ms. Franklin, who has over 20 years of experience in finance and investing, joined the Adviser in 1981. Joan Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined the Adviser in 1992. Ms. Gregory, who joined the team in 1994, has been involved with investment in global and international stocks. Marc Joseph, Portfolio Manager, managed international portfolios prior to joining the Adviser in 1997 and is a member of the Adviser 's Global Equity Group where he focuses on managing international equity portfolios. Mr. Joseph has over 10 years of industry experience. Sheridan Reilly joined the Adviser in 1995 and is a member of Adviser 's Global Equity Group. Mr. Reilly has over 10 years of industry experience focusing on strategies for global portfolios, currency hedging and foreign equity markets.

Scudder International Growth and Income Fund. Lead Portfolio Manager Sheridan Reilly joined the Adviser in 1995 and is a member of Scudder's Global Equity Group. Mr. Reilly has over 10 years of industry experience focusing on strategies for global portfolios, currency hedging, and foreign equity markets. Portfolio Manager Irene Cheng joined the Adviser in 1993. Ms. Cheng, who has over 13 years of industry experience, focuses on portfolio management, research, and equity analysis for the Adviser's institutional international equity accounts.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment


                                                                              --
goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.


Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.


Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


--
38

---------------------------------------
Purchases
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:    or       by express, registered,
                                                                                or certified mail to:


                                                The Scudder Funds               The Scudder Funds
                                                P.O. Box 2291                   66 Brooks Drive
                                                Boston, MA                      Braintree, MA 02184
                                                02107-2291


                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail               Send a check with a Scudder investment slip, or with a letter of
payable to "The                             instruction including your account number and the
Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                    o By Wire               Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.

                    o In Person             Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center
                                            locations are listed under Shareholder benefits.

                    o By Telephone          Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o By Automatic          You may arrange to make investments on aregular basis regular basis
                      Investment Plan       through automatic deductions from your bank checking
                      ($50 minimum)         account. Please call 1-800-225-5163 for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------


                                                                              --

---------------------------------------
 Exchanges and redemptions
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Exchanging        Minimum investments:  $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day).

There may be a    o By Mail          Print or type your instructions and include:
1% fee payable      or Fax            -  the name of the Fund and the account number you are exchanging from;
to the Fund for                       -  your name(s) and address as they appear on your account;
exchanges of                          -  the dollar amount or number of shares you wish to exchange;
shares held less                      -  the name of the Fund you are exchanging into;
than one year.                        -  your signature(s) as it appears on your account; and
                                      -  a daytime telephone number.

                                     Send your instructions
                                     by regular mail to:      or   by express, registered,   or   by fax to:
                                                                   or certified mail to:


                                     The Scudder Funds             The Scudder Funds              1-800-821-6234
                                     P.O. Box 2291                 66 Brooks Drive
                                     Boston, MA                    Braintree, MA 02184
                                     02107-2291


------------------------------------------------------------------------------------------------------------------------
Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

There may be a    o By Mail          Send your instructions for redemption to the appropriate address or fax number
1% fee payable      or Fax           above and include:
to the Fund for                      -  the name of the Fund and account number you are redeeming from;
redemption of                        -  your name(s) and address as they appear on your account;
shares held less                     -  the dollar amount or number of shares you wish to redeem;
than one year.                       -  your signature(s) as it appears on your account; and
                                     -  a daytime telephone number.

                                     A signature guarantee is required for redemptions over $100,000.
                                     See Transaction information--Redeeming shares.

                  o By Automatic     You may arrange to receive automatic cash payments periodically.
                    Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                    Plan
------------------------------------------------------------------------------------------------------------------------

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40

----------------------------------------
Scudder tax-advantaged
retirement plans
----------------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.


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41

--------------------------------------------------------------------------------
Investment products and services
--------------------------------------------------------------------------------


The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
    Premium  Shares*
    Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
    Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth

  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth

  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds

  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.



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42

--------------------------------------------------------------------------------
How to contact Scudder
--------------------------------------------------------------------------------

Account Service and Information:

For existing account service and transactions

            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions

            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

            Scudder Investor Relations -- 1-800-225-2470
                                          Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans

            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program

            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

            Boca Raton       Chicago           San Francisco
            Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

*  Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 --
                                                               Member NASD/SIPC.


                                                                              --
                                                                              43